Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and non-PEO
NEOs and Company performance for the fiscal years listed below. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis” on page [
●
].
Pay Versus Performance Table

Year	Summary Compensation Table Total for Michael Goettler (PEO) (1)	Compensation Actually Paid to Michael Goettler (PEO) (1)(2)(3)	Average Summary Compensation Table Total for non-PEO NEOs (1)	Average Compensation Actually Paid to non-PEO NEOs (1)(2)(3)	Value of Initial Fixed $100 Investment Based on TSR (4)	Peer Group TSR (5)	Net Income (6)(7)	Free Cash Flow (7)(8)
	($)	($)	($)	($)	($)	($)	($ millions)	($ millions)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2022	14,771,270	14,343,391	14,937,678	13,714,272	74.84	152.44	2,079	2,547

2021	14,779,570	13,637,943	10,468,732	5,996,167	87.32	141.38	(1,269)	2,560

2020	5,472,905	6,397,981	13,208,230	13,982,122	118.20	113.12	(670)	989

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Goettler (who served as our CEO until April 1, 2023) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to Summary Compensation Table on page [
●
]. The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Goettler) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Goettler) included for purposes of calculating the average amounts in each applicable year are Sanjeev Narula, Rajiv Malik, Anthony Mauro and Robert J. Coury.

(2)
The amounts shown for compensation actually paid have been calculated in accordance with Item 402(v) of Regulation
S-K
(“Compensation Actually Paid”) and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
In accordance with the requirements of Item 402(v) of Regulation
S-K,
adjustments were made to total compensation for each year to determine the compensation actually paid as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Pension Benefit Adjustments Column are based on the service cost for services rendered during the listed year and any prior service cost related to plan amendments or initiations.

PEO SCT Total to CAP Reconciliation

	Summary Compensation Table Total for Michael Goettler (PEO)	Reported Change in Pension Value for Michael Goettler (PEO) (a)	Reported Value of Equity Awards for Michael Goettler (PEO) (b)	Pension Benefit Adjustments for Michael Goettler (PEO) (c)	Equity Award Adjustments for Michael Goettler (PEO) (d)	Compensation Actually Paid to Michael Goettler (PEO)

Year	($)	($)	($)	($)	($)	($)

2022	14,771,270	—	(9,100,001)	—	8,672,122	14,343,391

2021	14,779,570	—	(9,100,015)	—	7,958,388	13,637,943

2020	5,472,905	—	(2,400,000)	—	3,325,076	6,397,981

Average non-PEO NEOs SCT Total to CAP Reconciliation

	Average Summary Compensation Table Total for non-PEO NEOs	Average Reported Change in Pension Value for non-PEO NEOs (a)	Average Reported Value of Equity Awards for non-PEO NEOs (b)	Average Pension Benefit Adjustments for non-PEO NEOs (c)	Average Equity Award Adjustments for non-PEO NEOs (d)	Average Compensation Actually Paid to non-PEO NEOs

Year	($)	($)	($)	($)	($)	($)

2022	14,937,678	—	(6,150,008)	—	4,926,603	13,714,272

2021	10,468,732	—	(6,000,014)	—	1,527,448	5,996,167

2020	13,208,230	(84,073)	(5,744,245)	—	6,602,209	13,982,122

(a)
The amounts included in this column are the changes in pension value reported in “Change in Pension Value and Non
-
qualified Deferred Compensation Earnings” column of the Summary Compensation Table on page [•] for each applicable year.

(b)
The amounts included in this column represent the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table on page [
●
] for each applicable year.

(c)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by each NEO during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. There were no such costs for any NEO (including Mr. Goettler) during the covered period.

(d)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

PEO Equity Component of CAP

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Michael Goettler (PEO)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Michael Goettler (PEO)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Michael Goettler (PEO)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Michael Goettler (PEO)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Michael Goettler (PEO)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Michael Goettler (PEO)	Total Equity Award Adjustments for Michael Goettler (PEO)

Year	($)	($)	($)	($)	($)	($)	($)

2022	10,405,453	(1,284,199)	—	(449,132)	—	—	8,672,122

2021	8,821,950	(849,951)	—	(13,611)	—	—	7,958,388

2020	3,325,076	—	—	—	—	—	3,325,076

Average non-PEO NEOs Equity Component of CAP

	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for non-PEO NEOs	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for non-PEO NEOs	Total - Average Equity Award Adjustments for non-PEO NEOs

Year	($)	($)	($)	($)	($)	($)	($)

2022	7,032,266	(1,679,859)	—	(425,804)	—	—	4,926,603

2021	5,816,674	(3,675,929)	—	(613,297)	—	—	1,527,448

2020	6,923,584	(213,242)	—	(108,133)	—	—	6,602,209

(4)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(5)
The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Pharmaceuticals Index, which is also the published industry or line-of-business
index we utilized in the stock performance graph required by Item 201(e) of Regulation
S-K
included in the Form 10-K. Viatris common stock has been listed on the NASDAQ under the symbol “VTRS” since November 17, 2020. Prior to that time, there was no public market for our common stock. Upon consummation of the Combination, Pfizer stockholders received approximately 0.124079 shares of Viatris common stock for every one share of Pfizer common stock held as of the close of business on the record date (which was November 13, 2020). Former Mylan N.V. (“Mylan”) ordinary shareholders received one share of Viatris common stock for every one share of Mylan ordinary share held. The comparison assumes $100 was invested in Company stock for the period starting November 16, 2020, and in the Dow Jones U.S. Pharmaceuticals Index starting October 31, 2020 (with the reinvestment of all dividends) through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.

(6)	The dollar amounts reported represent the amount of net earnings (loss) reflected in the Company’s audited financial statements for the applicable year.
(7)
In accordance with Accounting Standards Codification 805, Business Combinations, Mylan is considered the accounting acquirer of the Upjohn business and all historical financial information of the Company prior to November 16, 2020 represents Mylan’s historical results and the Company’s thereafter.

(8)
We determined Free Cash Flow (as reported) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and non-PEO
NEOs in 2022. Free Cash Flow (as reported) refers to U.S. GAAP net cash provided by operating activities less capital expenditures. We may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Free Cash Flow
Named Executive Officers, Footnote	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Goettler) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Goettler) included for purposes of calculating the average amounts in each applicable year are Sanjeev Narula, Rajiv Malik, Anthony Mauro and Robert J. Coury.
Peer Group Issuers, Footnote
(5)
The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Pharmaceuticals Index, which is also the published industry or line-of-business
index we utilized in the stock performance graph required by Item 201(e) of Regulation
S-K
included in the Form 10-K. Viatris common stock has been listed on the NASDAQ under the symbol “VTRS” since November 17, 2020. Prior to that time, there was no public market for our common stock. Upon consummation of the Combination, Pfizer stockholders received approximately 0.124079 shares of Viatris common stock for every one share of Pfizer common stock held as of the close of business on the record date (which was November 13, 2020). Former Mylan N.V. (“Mylan”) ordinary shareholders received one share of Viatris common stock for every one share of Mylan ordinary share held. The comparison assumes $100 was invested in Company stock for the period starting November 16, 2020, and in the Dow Jones U.S. Pharmaceuticals Index starting October 31, 2020 (with the reinvestment of all dividends) through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 14,771,270	$ 14,779,570	$ 5,472,905
PEO Actually Paid Compensation Amount	$ 14,343,391	13,637,943	6,397,981
Adjustment To PEO Compensation, Footnote
PEO SCT Total to CAP Reconciliation

	Summary Compensation Table Total for Michael Goettler (PEO)	Reported Change in Pension Value for Michael Goettler (PEO) (a)	Reported Value of Equity Awards for Michael Goettler (PEO) (b)	Pension Benefit Adjustments for Michael Goettler (PEO) (c)	Equity Award Adjustments for Michael Goettler (PEO) (d)	Compensation Actually Paid to Michael Goettler (PEO)

Year	($)	($)	($)	($)	($)	($)

2022	14,771,270	—	(9,100,001)	—	8,672,122	14,343,391

2021	14,779,570	—	(9,100,015)	—	7,958,388	13,637,943

2020	5,472,905	—	(2,400,000)	—	3,325,076	6,397,981
(a)
The amounts included in this column are the changes in pension value reported in “Change in Pension Value and Non
-
qualified Deferred Compensation Earnings” column of the Summary Compensation Table on page [•] for each applicable year.

(b)
The amounts included in this column represent the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table on page [
●
] for each applicable year.

(c)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by each NEO during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. There were no such costs for any NEO (including Mr. Goettler) during the covered period.

(d)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

PEO Equity Component of CAP

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Michael Goettler (PEO)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Michael Goettler (PEO)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Michael Goettler (PEO)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Michael Goettler (PEO)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Michael Goettler (PEO)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Michael Goettler (PEO)	Total Equity Award Adjustments for Michael Goettler (PEO)

Year	($)	($)	($)	($)	($)	($)	($)

2022	10,405,453	(1,284,199)	—	(449,132)	—	—	8,672,122

2021	8,821,950	(849,951)	—	(13,611)	—	—	7,958,388

2020	3,325,076	—	—	—	—	—	3,325,076

Non-PEO NEO Average Total Compensation Amount	$ 14,937,678	10,468,732	13,208,230
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,714,272	5,996,167	13,982,122
Adjustment to Non-PEO NEO Compensation Footnote
Average non-PEO NEOs SCT Total to CAP Reconciliation

	Average Summary Compensation Table Total for non-PEO NEOs	Average Reported Change in Pension Value for non-PEO NEOs (a)	Average Reported Value of Equity Awards for non-PEO NEOs (b)	Average Pension Benefit Adjustments for non-PEO NEOs (c)	Average Equity Award Adjustments for non-PEO NEOs (d)	Average Compensation Actually Paid to non-PEO NEOs

Year	($)	($)	($)	($)	($)	($)

2022	14,937,678	—	(6,150,008)	—	4,926,603	13,714,272

2021	10,468,732	—	(6,000,014)	—	1,527,448	5,996,167

2020	13,208,230	(84,073)	(5,744,245)	—	6,602,209	13,982,122
(a)
The amounts included in this column are the changes in pension value reported in “Change in Pension Value and Non
-
qualified Deferred Compensation Earnings” column of the Summary Compensation Table on page [•] for each applicable year.

(b)
The amounts included in this column represent the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table on page [
●
] for each applicable year.

(c)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by each NEO during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. There were no such costs for any NEO (including Mr. Goettler) during the covered period.

(d)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Average non-PEO NEOs Equity Component of CAP

	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for non-PEO NEOs	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for non-PEO NEOs	Total - Average Equity Award Adjustments for non-PEO NEOs

Year	($)	($)	($)	($)	($)	($)	($)

2022	7,032,266	(1,679,859)	—	(425,804)	—	—	4,926,603

2021	5,816,674	(3,675,929)	—	(613,297)	—	—	1,527,448

2020	6,923,584	(213,242)	—	(108,133)	—	—	6,602,209

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and
non-PEO
NEO Compensation Actually Paid and Company TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO
NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

*	$100 invested on November 16, 2020 in Company stock including reinvestment of dividends.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and
non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO
NEOs, and our Net Earnings (Loss) during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and
non-PEO
NEO Compensation Actually Paid and Free Cash Flow (as reported)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO
NEOs, and our Free Cash Flow (as reported) during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the Dow Jones US Pharmaceuticals Index over the same period.

Tabular List, Table
List of Most Important Financial Performance Me
a
sures
The following presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2022 to Company performance. The measures are not ranked.

Most Important Performance Measures

Adjusted EBITDA (as reported)*

Free Cash Flow (as reported)*

Relative TSR

*	See Appendix B of this Proxy Statement for reconciliations of 2022 Adjusted EBITDA (as reported) and Free Cash Flow (as reported) to our audited financial statements.

Total Shareholder Return Amount	$ 74.84	87.32	118.2
Peer Group Total Shareholder Return Amount	152.44	141.38	113.12
Net Income (Loss)	$ 2,079,000,000	$ (1,269,000,000)	$ (670,000,000)
Company Selected Measure Amount	2,547,000,000	2,560,000,000	989,000,000
PEO Name	Mr. Goettler
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,100,001)	$ (9,100,015)	$ (2,400,000)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,672,122	7,958,388	3,325,076
PEO | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,405,453	8,821,950	3,325,076
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,284,199)	(849,951)
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(449,132)	(13,611)
Non-PEO NEO | Reported Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(84,073)
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,150,008)	(6,000,014)	(5,744,245)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,926,603	1,527,448	6,602,209
Non-PEO NEO | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,032,266	5,816,674	6,923,584
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,679,859)	(3,675,929)	(213,242)
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (425,804)	$ (613,297)	$ (108,133)